Net Income per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Net Income per Common Share [Abstract]
Computation of basic and diluted net income per share

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except share and per share amounts)
Net Income	$4,223	$10,951	$17,972	$14,742	$16,630
Less: dividends on redeemable preferred stock	(4,180)	(4,179)	(4,179)	(3,126)	—
Less: undistributed earnings allocated to preferred shareholders	(16)	(2,377)	(4,507)	(3,834)	—

Net income attributable to common shareholders	$27	$4,395	$9,286	$7,782	$16,630

Basic shares:
Weighted-average shares used to compute basic net income per share	10,564,946	11,079,432	12,352,004	12,162,808	22,975,950
Diluted shares:
Effect of potentially dilutive options and warrants	2,636,816	1,972,026	1,587,068	1,333,430	1,380,835

Weighted-average shares used to compute diluted net income per share	13,201,762	13,051,458	13,939,072	13,496,238	24,356,785

Net income per share attributable to common shareholders:
Basic	$0.00	$0.40	$0.75	$0.64	$0.72

Diluted	$0.00	$0.34	$0.67	$0.58	$0.68

Calculation of unaudited pro forma net income per basic and diluted share

	Year Ended December 31,		Nine Months Ended September 30,
	2010	2011	2011	2012
			(unaudited)
	(in thousands, except share and per share amounts)
Net income attributable to common shareholders, as reported	$4,395	$9,286	$7,782	$16,630
Dividends on redeemable convertible preferred shares	4,179	4,179	3,126	—
Undistributed earnings allocated to preferred shareholders	2,377	4,507	3,834	—

Pro forma net income	$10,951	$17,972	$14,742	$16,630

Basic weighted-average shares outstanding, as reported	11,079,432	12,352,004	12,162,808	22,975,950
Add: common shares from conversion of redeemable convertible preferred shares	5,991,790	5,991,790	5,991,790	—

Pro forma basic weighted-average shares outstanding	17,071,222	18,343,794	18,154,598	22,975,950

Effect of potentially dilutive options and warrants	1,972,026	1,587,068	1,333,430	1,380,835

Pro forma diluted weighted-average shares outstanding	19,043,248	19,930,862	19,488,028	24,356,785

Pro forma net income per share
Basic	$0.64	$0.98	$0.81	$0.72
Diluted	$0.58	$0.90	$0.76	$0.68